UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Abbott
Title:   Vice President - Investments
Phone:   573-214-4418

Signature, Place, and Date of Signing:


David Abbott              Columbia, MO        November 06, 2012
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           49
Form 13F Information Table Value Total:     $203,302
                                         (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                    TITLE
                                       OF                    VALUE   SHRS OR          INVESTMENT     VOTING AUTHORITY
NAME OF ISSUER                       CLASS        CUSIP     (X$1000) PRN AMT  SH/ PRN DISCRETIONSOLE SHARED  NONE
INTERNATIONAL BUSINESS MACHINE        COM       459200101    8,920    43,000     SH      SOLE                 43,000
WAL-MART STORES                       COM       931142103    7,327    99,284     SH      SOLE                 99,284
SCHLUMBERGER LTD                      COM       806857108    7,211    99,700     SH      SOLE                 99,700
CATERPILLAR TRACTOR CO                COM       149123101    7,189    83,555     SH      SOLE                 83,555
EXXON MOBIL CORPORATION               COM       30231G102    6,658    72,800     SH      SOLE                 72,800
ROYAL DUTCH SHELL PLC - ADR A         ADR       780259206    6,566    94,600     SH      SOLE                 94,600
PROCTER & GAMBLE CO                   COM       742718109    6,360    91,700     SH      SOLE                 91,700
UNION PACIFIC CORPORATION             COM       907818108    6,137    51,700     SH      SOLE                 51,700
AMERICAN EXPRESS COMPANY              COM       025816109    6,135    107,900    SH      SOLE                107,900
ABBOTT LABS                           COM       002824100    6,102    89,000     SH      SOLE                 89,000
PEPSICO INCORPORATED                  COM       713448108    5,973    84,400     SH      SOLE                 84,400
PHILIP MORRIS INTERNATIONAL           COM       718172109    5,891    65,500     SH      SOLE                 65,500
BERKSHIRE HATHAWAY                    COM       084670108    5,839      44       SH      SOLE                   44
INTEL CORP                            COM       458140100    5,369    237,000    SH      SOLE                237,000
VISA INC/A                            COM       92826C839    5,304    39,500     SH      SOLE                 39,500
GENERAL ELECTRIC COMPANY              COM       369604103    5,139    226,300    SH      SOLE                226,300
ORACLE CORP                           COM       68389X105    5,065    161,000    SH      SOLE                161,000
JM SMUCKER CO                         COM       832696405    5,050    58,500     SH      SOLE                 58,500
LOWE'S CORP                           COM       548661107    4,717    156,000    SH      SOLE                156,000
BHP BILLITON LTD - SPON ADR           ADR       088606108    4,696    68,440     SH      SOLE                 68,440
ILLINOIS TOOL WORKS                   COM       452308109    4,520    76,000     SH      SOLE                 76,000
3M COMPANY                            COM       88579Y101    4,408    47,700     SH      SOLE                 47,700
HSBC HOLDINGS PLC-SPONS ADR           ADR       404280406    4,270    91,900     SH      SOLE                 91,900
MERCK & CO.                           COM       58933Y105    4,126    91,500     SH      SOLE                 91,500
FRANKLIN RESOURCES                    COM       354613101    4,015    32,100     SH      SOLE                 32,100
PFIZER INC                            COM       717081103    3,869    155,700    SH      SOLE                155,700
VERISK ANALYTICS INC - CLASS A        COM       92345Y106    3,852    80,900     SH      SOLE                 80,900
BP P.L.C.                             ADR       055622104    3,802    89,766     SH      SOLE                 89,766
TARGET CORP                           COM       87612E106    3,770    59,400     SH      SOLE                 59,400
YUM BRANDS INC                        COM       988498101    3,728    56,190     SH      SOLE                 56,190
COVIDIEN LTD                          COM       G2554F113    3,363    56,600     SH      SOLE                 56,600
CISCO SYSTEMS INC                     COM       17275R102    3,309    173,300    SH      SOLE                173,300
MEAD JOHNSON NUTRITION CO             COM       582839106    2,807    38,300     SH      SOLE                 38,300
EMERSON ELECTRIC CO                   COM       291011104    2,640    54,700     SH      SOLE                 54,700
KOHL'S CORP                           COM       500255104    2,571    50,200     SH      SOLE                 50,200
ENSCO PLC-CL A                    SHS CLASS A   G3157S106    2,450    44,900     SH      SOLE                 44,900
EXPRESS SCRIPTS HOLDING CO            COM       30219G108    2,389    38,151     SH      SOLE                 38,151
CME GROUP INC                         COM       12572Q105    2,349    41,000     SH      SOLE                 41,000
ECOLAB INC                            COM       278865100    2,241    34,582     SH      SOLE                 34,582
PRAXAIR INC                           COM       74005P104    2,181    21,000     SH      SOLE                 21,000
ENBRIDGE INC.                         COM       29250N105    2,045    52,400     SH      SOLE                 52,400
TEVA PHARMACEUTICAL INDUSTRIES LTD    ADR       881624209    1,851    44,700     SH      SOLE                 44,700
AVON PRODUCTS                         COM       054303102    1,767    110,800    SH      SOLE                110,800
ALERE INC                             COM       01449J105    1,758    90,200     SH      SOLE                 90,200
HOSPIRA INC                           COM       441060100    1,743    53,100     SH      SOLE                 53,100
ITC HOLDINGS CORP                     COM       465685105    1,723    22,800     SH      SOLE                 22,800
AMETEK INC                            COM       031100100    1,485    41,900     SH      SOLE                 41,900
FLOWSERVE CORP                        COM       34354P105    1,443    11,300     SH      SOLE                 11,300
HEWLETT-PACKARD CO.                   COM       428236103    1,175    68,900     SH      SOLE                 68,900


GRAND TOTALS                                                203,302  3,759,912



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